Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 08, 2021
Entity Registrant Name	dei_EntityRegistrantName	Virtus ETF Trust II
Entity Central Index Key	dei_EntityCentralIndexKey	0001648403
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 08, 2021
Document Effective Date	dei_DocumentEffectiveDate	Jan. 08, 2021
Prospectus Date	rr_ProspectusDate	Jan. 08, 2021
Virtus Newfleet ABS/MBS ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN SUMMARY INFORMATION
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Virtus Newfleet ABS/MBS ETF (the “Fund”) seeks income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Most investors will incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares of the Fund, which are not reflected in the table or example set forth below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. The Fund is newly organized, and, as of the date of this Prospectus, has not had any portfolio turnover.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Fee Waiver Agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Newfleet Asset Management, LLC, the Fund’s sub-adviser (the “Sub-Adviser”), seeks to achieve the Fund’s investment objective by investing in asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”), including commercial MBS and residential MBS. ABS and MBS may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or issued by non-government entities, such as commercial banks or other private lenders.

The Sub-Adviser applies a time-tested approach to select securities within the securitized credit sectors of the fixed income market by utilizing a relative value, sector rotation approach, which seeks to target ABS and MBS that provide competitive yield and current income. This process involves continuous evaluation of the securitized credit sectors to each other. After evaluating each sector, the Sub-Adviser seeks to identify appropriate securities for investment within the ABS and MBS sectors by conducting a review of the underlying asset of the potential investment, assessing the loan originator and management team of the issuer, and analyzing the deal structure and cash flow priorities. The Sub-Adviser also assesses and evaluates pre-issuance pricing discussions (i.e., “deal talk”) when considering investments in newly issued ABS and MBS. Securities selected for investment are typically those that the Sub-Adviser believes offer the greatest available potential to achieve relatively high income based on the Sub-Adviser’s risk-reward analysis.

The Fund is an actively managed exchange-traded fund (“ETF”) and, thus, does not seek to replicate the performance of a specified index of securities. Instead, it uses an active investment strategy that seeks to meet its investment objective.

Under normal market conditions, the Fund will invest not less than 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade tranches of ABS and MBS, and in derivatives and other instruments that have economic characteristics similar to such investments. The Fund may use derivatives, such as credit default swaps, to increase or hedge (decrease) investment exposure to various fixed income sectors and instruments.

The Fund will invest exclusively in debt tranches of ABS and MBS. The types of ABS in which the Fund may invest include those backed by auto loans, timeshare receivables, consumer loans, equipment leases, rentals, whole business securitizations, credit card receivables, and student loans, as well as other types of ABS that the Sub-Adviser determines are appropriate for investment. There is no limitation on the maturity of the Fund’s debt investments.

The Fund will invest more than 25% of its total assets in MBS, which shall include all types of agency and non-agency MBS. In addition, from time to time the Fund may focus its investments (i.e., invest more than 15% of its total assets) in one or more particular sectors. As of the date of this Prospectus, the Fund focused its investments in the financial and real estate sectors.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following principal risks:

MBS and ABS Risks.  MBS and ABS may be less liquid than other bonds, and may be more sensitive than other bonds to the market’s perception of issuers and creditworthiness of payees, particularly in declining general economic conditions when concern regarding mortgagees’ ability to pay (e.g., the ability of homeowners, commercial mortgagees, consumers with student loans, automobile loans or credit card debtholders to make payments on the underlying loan pools) rises, which may result in the Fund experiencing difficulty selling or valuing these securities. MBS and ABS issued by participants in housing and commercial real estate finance, as well as asset-backed markets generally, have experienced extraordinary weakness and volatility at various times in recent years, and may decline quickly in the event of a substantial economic or market downturn. In addition, MBS and ABS are subject to risks of the effects of possible legislation in the area of residential mortgages, credit cards and other loans that may collateralize these securities, any of which may create uncertainty or have other negative effects on the value of these investments. MBS and ABS are also subject to the general fixed income securities risks described below. MBS and ABS issued by private lenders are not subject to the same underwriting requirements as those with government or government-sponsored entity guarantees and, therefore, loans underlying privately issued MBS and ABS may have less favorable collateral, credit risk, liquidity risk or other underwriting characteristics, and wider variances in interest rate, term, size, purpose and borrower characteristics. During periods of market stress and/or high redemptions, the Fund may be forced to sell these securities at significantly reduced prices, resulting in losses, and liquid privately issued MBS and ABS can become illiquid, which may result in the Sub-Adviser having to sell these securities at an undesirable time or for an undesirable price. Some of the MBS and ABS in which the Fund invests may be comprised of subprime loans. Subprime loans are those made to borrowers with lower credit ratings and/or shorter credit history, who are more likely to default on their loan obligations as compared to more credit-worthy borrowers. As a result, liquidity risk is even greater for MBS and ABS comprised of subprime loans.

Fixed Income Securities Risks. Risks of investments in fixed income securities include, without limitation, credit risk, interest rate risk, liquidity risk, maturity risk and prepayment risk. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

•Credit Risk. The value of fixed income securities is dependent on the creditworthiness of their issuers. A deterioration in the financial condition or credit rating of an issuer, changes in the market’s perception of the issuer’s financial strength, or a deterioration in general economic conditions may have an adverse effect on the value of the investment and may cause an issuer to fail to pay principal and interest when due.

•Interest Rate Risk. The value of the Fund’s fixed income investments will generally vary inversely with the direction of prevailing interest rates. In general, rising interest rates will negatively impact the price of a fixed rate debt instrument and falling interest rates will have a positive effect on price. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Adjustable rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules.

•Liquidity Risk. Liquidity risk is the risk that a fixed income security may be difficult to sell at an advantageous time or price due to limited market demand (resulting from a downgrade, a decline in price, or adverse conditions within the relevant market).

•Maturity Risk. The value of the Fund’s fixed income investments is dependent on their maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.

•Prepayment Risk. This is the risk that the issuers of fixed income securities owned by the Fund will prepay them at a time when interest rates have declined. Because interest rates have declined, the Fund may have to reinvest the proceeds in debt securities with lower interest rates, which can reduce the Fund’s returns.

Income Risk. The income that shareholders receive from the Fund is based primarily on the interest it earns from the Fund’s investments, which can vary widely over the short and long-term. If prevailing market interest rates drop, distribution rates of the Fund’s holdings could drop as well. The Fund’s income also would likely be affected adversely when prevailing short-term interest rates increase.

Issuer Risk. The performance of the Fund depends on the performance of the issuers of the individual securities in which Fund invests. Poor performance by any issuer may cause the value of its securities, and the value of the Fund’s Shares, to decline.

Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset or market factor (collectively, “reference assets”). In addition to risks relating to the reference assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the reference asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Also, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.

Sector Focus Risk. To the extent the Fund focuses its investments in one or more sectors, this may make the Fund particularly susceptible to adverse economic, political or regulatory occurrences and changes affecting companies in those sectors. As the Fund’s investments in a sector increase, so does the potential for fluctuation in the net asset value (“NAV”) of the Fund.

•Financial Sector Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial sector. Companies in the financial sector are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations. Unstable interest rates can have a disproportionate effect on companies in the financial sector, which could adversely affect the profitability of such companies. Companies in the financial sector whose securities the Fund may purchase may themselves have concentrated portfolios, which makes them especially vulnerable to unstable economic conditions.

•Real Estate Sector Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the real estate sector. Investing in securities of companies in the real estate sector includes risks such as: fluctuations in the value of the underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; losses from casualty or condemnation; changes in the availability, cost and terms of mortgage funds; increased competition, property taxes, capital expenditures, or operating expenses; and other economic, political or regulatory occurrences, including the impact of changes in environmental laws, that may affect the real estate sector.

Market Risk. The value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Fund’s control, including the quality of the Fund’s investments, economic conditions, adverse investor sentiment, poor management decisions, lower demand for a company’s goods or services, and general market conditions. In a declining market, the prices for all securities (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects. Security values tend to move in cycles, with periods when securities markets generally rise and periods when they generally decline. In addition, local, regional or global events such as war, acts of terrorism, natural or environmental disasters, the spread of infectious illnesses or other public health issues, recessions, or other events could have a significant impact on the Fund, its investments and the trading of its Shares. For example, an outbreak of an infectious respiratory illness, COVID-19, has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic impacts. Certain markets have experienced temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause increased premiums or discounts to the Fund’s NAV. The ongoing effects of COVID-19, and the length of its impact on the Fund or its investments, are unpredictable.

Management Risk. Because the Fund is actively managed, an investment in the Fund is subject to the risk that the investment process, techniques and risk analyses applied by the Sub-Adviser will not produce the desired results, and that the Fund’s investments may underperform the market or applicable benchmarks. The NAV of the Fund’s Shares changes daily based on the performance of the securities and other instruments in which it invests. Different types of securities and other instruments tend to shift into and out of favor with investors depending on market and economic conditions. There is no guarantee that the Sub-Adviser’s judgments about the attractiveness or value of, or potential income from, particular investments will be correct or produce the desired results. If the Sub-Adviser fails to accurately judge potential investments, the Fund’s share price may be adversely affected.

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the Exchange. If the Fund were to be required to delist from the Exchange, the value of the Fund may rapidly decline and performance may be negatively impacted. In addition, any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Authorized Participant Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants, none of which are obligated to engage in creation or redemption transactions. To the extent these Authorized Participants exit the business or are unable or unwilling to process creation and/or redemption orders (either because of valuation difficulties or for other reasons), and no other Authorized Participant is able or willing to step forward to process creation and/or redemption orders, in either of these cases, Shares of the Fund may trade at a discount to NAV and possibly face delisting.

Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by those brokers. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund’s Shares have more trading volume and market liquidity and higher if the Fund’s Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Shares, including bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the Fund’s Shares will generally fluctuate with changes in the market value of the Fund’s securities holdings. The market prices of Shares will generally fluctuate in accordance with changes in the Fund’s NAV and supply and demand of Shares on the Exchange or any other exchange on which Shares are traded. It cannot be predicted whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of the Fund trading individually or in the aggregate at any point in time. The market prices of Shares may deviate significantly from the NAV of the Shares during periods of market volatility. While the creation/redemption feature is designed to make it likely that Shares normally will trade close to the Fund’s NAV, disruptions to creations and redemptions and/or market volatility may result in trading prices that differ significantly from the Fund’s NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV. For example, during a “flash crash,” the market prices of the Fund’s Shares may decline suddenly and significantly. Such a decline may not reflect the performance of the portfolio securities held by the Fund. Flash crashes may cause Authorized Participants and other market makers to limit or cease trading in the Fund’s Shares for temporary or longer periods. Shareholders could suffer significant losses to the extent that they sell Shares at these temporarily low market prices.

No Assurance of Active Trading Market. Although the Shares in the Fund are approved for listing on the Exchange, there can be no assurance that an active trading market will develop and be maintained for the Shares of the Fund. Further, market makers (other than lead market makers) have no obligation to make markets in the Fund’s shares and may discontinue doing so at any time without notice.

Cash Transactions Risk. Unlike certain ETFs, the Fund expects to generally effect its creations and redemptions entirely for cash, rather than for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Fund Shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind. Additionally, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its Shares principally in-kind, could be imposed on the Fund and thus decrease the Fund’s NAV to the extent they are not offset by the creation and redemption transaction fees paid by purchasers and redeemers of creation units.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Virtus Newfleet ABS/MBS ETF | Virtus Newfleet ABS/MBS ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VABS
Management Fee	rr_ManagementFeesOverAssets	0.49%	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.49%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.39%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	1/8/22
1 Year	rr_ExpenseExampleYear01	$ 41
3 Years	rr_ExpenseExampleYear03	$ 161

[1]	The management fee is structured as a "unified fee," out of which the Fund's investment adviser, Virtus ETF Advisers LLC (the "Adviser"), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the Fund's management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[3]	The Adviser has contractually agreed to waive a portion of the Fund's management fee equal to 0.10% of the Fund's average daily net assets through at least January 8, 2022, which will have the effect of reducing the Fund's expenses (the "Fee Waiver Agreement"). While the Adviser or the Fund may discontinue the Fee Waiver Agreement after the contractual period, it may only be terminated during its term by either party upon written notice; provided that such termination shall require the approval of the Fund's Board of Trustees.